Non-controlling interests - Group’s NCI relates (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Oct. 03, 2022	Jul. 29, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Equity	R 91,004			R 81,345	[1],[2]	R 70,716	[1],[2]	R 31,138
NCI of Keliber
Disclosure of subsidiaries [line items]
Cash attributed to NCI			R 1,238
Reattribution of equity		R 1,530	R 349
Net effect due to foreign currency translation, share subscription costs and put options	(106)
Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	2,903			1,952	[2]	2,780	[2]	R 1,468
Non- controlling interests | NCI of Keliber
Disclosure of subsidiaries [line items]
Equity	616			0		0
Non- controlling interests | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Equity	2,283			1,939		1,768
Non- controlling interests | NCI of Platinum Mile
Disclosure of subsidiaries [line items]
Equity	0			0		37
Non- controlling interests | NCI of Group Technical Security Management
Disclosure of subsidiaries [line items]
Equity	6			5		5
Non- controlling interests | Marikana
Disclosure of subsidiaries [line items]
Equity	(2)			8		970
Non- controlling interests | Western Platinum Limited
Disclosure of subsidiaries [line items]
Equity	R 0			R 0		R 690

[1]	* Restated — see note 1.5
[2]	** Restated — see note 1.5